Segment reporting (Detail) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Disclosure Of Operating Segments [Line Items]
Net interest income	$ 1,305	$ 1,388	$ 1,634	$ 2,694	$ 3,380
Non-interest income				14,619	15,149
Income				17,313	18,529
Credit loss expense / (release)	16	38	7	54	25
Total revenues	8,468	8,844	9,036	17,313	18,529
Operating expenses	6,997	7,350	6,577	14,346	13,492
Operating profit / (loss) before tax	1,456	1,456	2,452	2,912	5,012
Tax expense / (benefit)	332	445	478	776	1,026
Net profit / (loss)	1,124	1,012	$ 1,974	2,136	3,986
Additional information
Total assets	1,096,318	$ 1,056,758		1,096,318		$ 1,105,436
Global Wealth Management
Disclosure Of Operating Segments [Line Items]
Net interest income				2,934	2,409
Non-interest income				6,594	7,168
Income				9,528	9,577
Credit loss expense / (release)				20	(10)
Operating expenses				7,204	7,174
Operating profit / (loss) before tax				2,303	2,413
Additional information
Total assets	375,119			375,119		388,624
Personal & Corporate Banking
Disclosure Of Operating Segments [Line Items]
Net interest income				1,529	1,057
Non-interest income				1,163	1,089
Income				2,692	2,146
Credit loss expense / (release)				26	57
Operating expenses				1,379	1,260
Operating profit / (loss) before tax				1,287	829
Additional information
Total assets	241,726			241,726		235,330
Asset Management
Disclosure Of Operating Segments [Line Items]
Net interest income				(14)	(7)
Non-interest income				1,015	1,958
Income				1,001	1,950
Credit loss expense / (release)				0	0
Operating expenses				818	815
Operating profit / (loss) before tax				184	1,135
Additional information
Total assets	18,767			18,767		16,971
Investment Bank
Disclosure Of Operating Segments [Line Items]
Net interest income				(1,093)	104
Non-interest income				5,329	4,897
Income				4,236	5,000
Credit loss expense / (release)				8	(24)
Operating expenses				3,639	3,729
Operating profit / (loss) before tax				588	1,295
Additional information
Total assets	363,348			363,348		391,495
Group Functions
Disclosure Of Operating Segments [Line Items]
Net interest income				(663)	(182)
Non-interest income				518	37
Income				(145)	(144)
Credit loss expense / (release)				0	2
Operating expenses				1,305	514
Operating profit / (loss) before tax				(1,450)	$ (660)
Additional information
Total assets	$ 97,357			$ 97,357		$ 73,016